DEFERRED FINANCING COSTS	12 Months Ended
Dec. 31, 2013
DEFERRED FINANCING COSTS [Abstract]
DEFERRED FINANCING COSTS

NOTE 6 - DEFERRED FINANCING COSTS

Deferred financing costs are as follows:

	December 31,
	2013	2012

Deferred financing costs	$650	$650
Less: accumulated amortization	650	527
Deferred financing costs, net	$-	$123

Amortization expense is $123, $325 and $202 for the years ended December 31, 2013, 2012 and 2011, respectively.